Other investments (Tables)	12 Months Ended
Dec. 31, 2019
Other Investment Abstract
Disclosure of detailed information about other investments [Table Text Block]
	2019	2018
	$	$
Fair value through profit or loss (warrants)
Balance - January 1	3,348	8,092
Acquisitions	1,085	3,093
Exercise	(1,055)	-
Change in fair value	(1,089)	(7,837)
Deemed disposal (Note 7)	(589)	-
	1,700	3,348

Fair value through other comprehensive income (shares)
Balance - January 1	104,055	106,841
Acquisitions	27,259	14,453
Transfer from associates (Note 12)	9,676	46,625
Change in fair value	13,287	(29,773)
Transfer to associates (Note 12)	-	(7,048)
Disposals - Share Repurchase (Note 21)	(90,546)	-
Disposals (i)	(6,322)	(27,043)
Balance - December 31	57,409	104,055

Amortized cost
Balance - January 1	2,200	200
Acquisition (Note 14)	8,778	2,000
Transfer to short-term investments	(2,200)	-
Balance - December 31	8,778	2,200
Total	67,886	109,603

(i) In 2019, an investment in a company classified as an investment at fair value through other comprehensive income was acquired by way of a share exchange. This non-cash transaction resulted in the disposal of the investment in the acquiree and the acquisition of an investment in the acquirer for an amount of $5.7 million.